Paycheck Protection Program	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Paycheck Protection Program

4. PAYCHECK PROTECTION PROGRAM

On January 31, 2021, the Company received a second PPP Loan in the amount of $62,500. Under the terms of PPP Loan, interest accrues on the outstanding principal at the rate of 0.98% per annum. The term of the PPP Loan is two years. To the extent that the loan amount is not forgiven by the SBA, the Company is obligated to make equal monthly payments of principal and interest, beginning seven months from the date of the PPP Loan, until the maturity date. The loan amount may be eligible for forgiveness if used for qualifying expenses and other qualifying criteria are met. The Company used the entire PPP Loan for qualifying expenses.

The Company received full forgiveness of all outstanding principal and accrued and unpaid interest on the PPP Loan in November 2021. The forgiveness of the PPP Loan qualified for debt extinguishment in accordance with ASC 470-50, Debt Modifications and Extinguishments, and as a result, the outstanding principal and interest was written off in the amount of $62,500, and the Company recorded a gain on extinguishment totaling $62,500 for the year ended December 31, 2021.